CAPITAL MANAGEMENT	12 Months Ended
Jun. 30, 2023
CAPITAL MANAGEMENT
CAPITAL MANAGEMENT

26. CAPITAL MANAGEMENT

The Company’s definition of capital includes all components of shareholders’ equity (deficiency) excluding non-controlling interest. As at June 30, 2023, the Company’s capital amounted to $(1,718,873) (June 30, 2022 – $5,861,494). The Company’s objectives when managing capital are as follows:

(i) to safeguard the Company’s ability to continue as a going concern; and

(ii) to raise sufficient capital to meet its business objectives.

The Company manages its capital structure and makes adjustments to it, based on the general economic conditions, and the Company’s short-term and long-term capital requirements. To secure the additional capital necessary to pursue these plans, the Company may attempt to raise additional funds through the issuance of equity or debt.